Subordinated loans - Additional information (Details) € in Millions, £ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Sep. 30, 2023 USD ($)	Apr. 30, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Feb. 28, 2023 EUR (€)	Feb. 28, 2023 GBP (£)	Feb. 28, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Subordinated loans				€ 15,401	€ 15,786
Redemption of subordinated loans				90,574	82,844	€ 76,150
Interest expense on subordinated loans				708	648	€ 571
Fixed Rate Subordinated Tier 2 Notes (EUR)
Disclosure of detailed information about borrowings [line items]
Subordinated loans							€ 500
Borrowings, interest rate							5.00%	5.00%	5.00%
Fixed Rate Subordinated Tier 2 Notes (GBP)
Disclosure of detailed information about borrowings [line items]
Subordinated loans | £								£ 750
Borrowings, interest rate							6.25%	6.25%	6.25%
Perpetual AT1 Contingent Convertible Capital Securities
Disclosure of detailed information about borrowings [line items]
Subordinated loans | $									$ 1,000
Borrowings, interest rate							7.50%	7.50%	7.50%
Subordinated Tier 2 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.80%	3.00%	4.70%
Redemption of subordinated loans	$ 810	€ 1,000	$ 1,250
Subordinated Loans
Disclosure of detailed information about borrowings [line items]
Interest expense on subordinated loans				€ 708	€ 648
Subordinated Loans | Average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.44%	4.01%